As filed with the Securities and Exchange Commission on September 28, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10495

Fort Pitt Capital Funds
(Exact name of registrant as specified in charter)

790 Holiday Drive, Foster Plaza Eleven, Pittsburgh, Pennsylvania 15220
(Address of principal executive offices) (Zip code)

Chad Fickett, 615 East Michigan Street, Milwaukee, WI 53202
(Name and address of agent for service)

866-688-8775
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

Item 1. Schedule of Investments.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS

July 31, 2004 (Unaudited)

COMMON STOCKS - 89.1%	Shares	Value

Aerospace & Defense- 4.4%
The Boeing Company	10,000	$ 507,500
Honeywell International Inc.	12,000	451,320

		958,820

Air Freight - 2.6%
FedEx Corp.	7,000	573,160

Airlines - 1.9%
Alaska Air Group, Inc.*	20,000	416,600

Auto Components - 2.6%
American Axle & Manufacturing Holdings, Inc.	11,800	405,330
Gentex Corporation	4,200	150,360

		555,690

Building Products - 2.5%
Trex Company, Inc.*	12,000	535,200

Capital Markets - 3.7%
Investment Technology Group, Inc.*	30,000	394,200
Mellon Financial Corporation	15,000	412,200

		806,400

Chemical - 2.0%
FMC Corporation*	10,000	439,500

Commercial Banks - 4.0%
F.N.B. Corporation	20,000	402,600
PNC Financial Services Group	9,000	455,400

		858,000

Computer & Peripherals - 2.2%
SanDisk Corporation*	20,000	486,400

Consumer Finance - 1.4%
MBNA Corporation	12,000	296,280

Diversified Financial Services - 3.8%
CIT Group Inc.	13,000	451,880
Citigroup Inc.	8,500	374,765

		826,645

COMMON STOCKS - 89.1% (Continued)	Shares	Value

Diversified Telecommunication Services - 11.4%
ALLTEL Corporation	10,000	$ 520,000
IDT Corporation - Class B*	10,000	157,500
North Pittsburgh Systems, Inc.	20,400	390,660
SBC Communications Inc.	20,000	506,800
Telefonos de Mexico SA de CV ADR	10,000	308,800
Verizon Communications Inc.	15,000	578,100

		2,461,860

Electronics - 1.7%
Cognex Corporation	12,500	376,000

Healthcare Equipment & Supplies - 2.1%
Matthews International Corporation - Class A	13,000	445,640

Industrial Conglomerates- 2.2%
Tyco International Ltd. +	15,000	465,000

Insurance - 11.4%
Arthur J. Gallagher & Co.	10,000	309,700
Erie Indemnity Company - Class A	10,000	453,200
Fidelity National Financial, Inc.	10,000	362,500
The Hartford Financial Services Group, Inc.	5,000	325,500
Loews Corporation	10,000	566,300
Marsh & McLennan Companies, Inc.	10,000	443,800

		2,461,000

Internet Retail- 1.8%
Blair Corporation	14,000	383,600

COMMON STOCKS - 89.1% (Continued)	Shares	Value

Leisure Equipment & Products - 2.6%
Callaway Golf Company	15,000	$ 165,000
Leapfrog Enterprises, Inc*	20,500	405,900

		570,900

Machinery - 3.1%
Ingersoll-Rand Company - Class A +	5,000	343,450
ITT Industries, Inc.	4,000	319,800

		663,250

Media - 3.1%
Liberty Media Corporation - Class A*	30,000	254,400
Liberty Media International, Inc - Class A*	1,500	46,770
Viacom Inc. - Class A	11,000	374,550

		675,720

Metals & Mining - 2.0%
Alcoa Inc.	10,000	320,300
RTI International Metals, Inc.*	8,000	119,920

		440,220

Oil & Gas - 1.1%
El Paso Corporation	30,000	236,700

Pharmaceutical Products - 4.7%
Allergan, Inc.	6,000	453,840
Mylan Laboratories Inc.	14,000	207,480
Wyeth	10,000	354,000

		1,015,320

Road & Rail - 2.2%
Dollar Thrifty Automotive Group, Inc.*	20,000	481,800

Semiconductor & Equipment - 1.4%
Xilinx, Inc.	10,000	294,300

Software - 2.5%
Computer Associates International, Inc.	15,000	378,600
MapInfo Corporation*	15,000	155,100

		533,700

Specialty Retail - 3.2%
Building Materials Holding Corporation	35,000	700,875

COMMON STOCKS - 89.1% (Continued)	Shares	Value

Thrifts & Mortgage Finance - 1.5%
Sovereign Bancorp, Inc.	15,000	326,550

TOTAL COMMON STOCK
(cost $16,318,494)		19,285,130

RIGHTS - 0.0%

Subscription Rights - 0.0%
Liberty Media International, Inc. - Class A*
Expiring 8/23/04	300	1,803

TOTAL RIGHTS		1,803

(cost $2,373)

SHORT-TERM INVESTMENTS - 11.4%	Principal Amount

U.S. Treasury Notes - 7.4%
1.1300% 8/12/2004	$ 1,600,000	1,599,448

Investment Companies - 4.0%
Goldman Sachs Financial Square Prime	876,784	876,784

Obligations Fund, 1.2000%**

TOTAL SHORT-TERM INVESTMENTS
(cost $2,476,232)		2,476,232

TOTAL INVESTMENTS - 100.5%
(cost $18,797,099)		21,763,165

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5%)		(110,167)

TOTAL NET ASSETS - 100.0%		$ 21,652,998

*	Non-income producing security.
+	U.S. Security of foreign company.
ADR	American Depositary Receipt.
**	Variable rate security. The rates listed are as of July 31, 2004.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fort Pitt Capital Funds

By (Signature and Title) )  /s/ Thomas P. Bellhy
            Thomas P. Bellhy
            President

Date 9/27/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas P. Bellhy
            Thomas P. Bellhy, President

Date 9/27/04

By (Signature and Title)* /s/ Charles A. Smith
            Charles A. Smith, Treasurer

Date 9/27/04

* Print the name and title of each signing officer under his or her signature.